m+ funds Trust

c/o Axio Financial LLC

62 West 45th Street, 5th Floor
New York, New York 10036

June 1, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffer 15 Fund, m+ funds Trust, Series 1-27 Amendment No. 1 to Form S-6 File No. 333-264080; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on June 1, 2022.

M+ FUNDS TRUST			AXIO FINANCIAL LLC

By: Axio Financial LLC			As Depositor

By:	/s/ Ian Shainbrown		By:	/s/ Ian Shainbrown
	Name:	Ian Shainbrown		Name:	Ian Shainbrown
	Title:	Executive Vice President		Title:	Executive Vice President